RBC FUNDS TRUST
RBC Global Equity Funds
RBC Emerging Markets Equity Fund
RBC Emerging Markets Value Equity Fund
RBC Global Opportunities Fund
RBC International Opportunities Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated December 29, 2021 to the Funds’ prospectus (the “Prospectus”) dated July 29, 2021, as may be supplemented from time to time
This Supplement provides additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
Effective December 29, 2021 (“Effective Date”), the following changes are made to the Funds’ Prospectus.
For each of RBC Emerging Markets Equity Fund and RBC Emerging Markets Value Equity Fund, in the section entitled “Fund Summary—Principal Investment Strategies,” the following is hereby added after the existing disclosure:
ESG integration is defined by the Sub‑Advisor as the systematic and explicit inclusion of material ESG factors into investment analysis and investment decisions by the Sub‑Advisor. The Sub‑Advisor’s ESG analysis framework focuses on the economic activities and operational conduct of all equity investments, and considers a range of ESG factors including, but not limited to, corporate governance, employee health and safety, human rights, and environmental management. ESG factors are used as part of the investment analysis for all equity holdings and inform the Sub‑Advisor’s opinion on ESG risk levels and whether an investment’s business model appropriately embeds sustainability and ESG considerations. Companies with business models that have “very high” ESG risks are restricted from investment because the Sub‑Advisor views such investments as unlikely to be sustainable in the long term.
The Sub‑Advisor’s ESG integration approach includes proprietary ESG checklists, internal research, analysis and discussion, and ESG data from third party providers.
ESG engagement is defined by the Sub‑Advisor as the interactions between the Sub‑Advisor and current or potential investees (which may be companies and/or other stakeholders of relevance to the investees on ESG issues). ESG engagements are undertaken to gain insight and/or influence (or identify the need to influence) involving ESG practices and/or improve ESG disclosure, to the extent possible. The Sub-Advisor undertakes engagement activities on an on‑going basis. The Sub‑Advisor also votes all proxies in accordance with its fiduciary duty.

For each of RBC Global Opportunities Fund and RBC International Opportunities Fund, in the section entitled “Fund Summary—Principal Investment Strategies,” the third paragraph is hereby deleted in its entirety and replaced with the following:
The Sub‑Advisor uses a competitive dynamics assessment which considers a company’s business model, opportunity to take market share, access to growing end‑markets, strength of management team, and fundamental valuation. The Sub‑Advisor uses a disciplined risk management process to actively manage and diversify risk exposures (such as currency, market or geography) which permits long-term returns to be predominately driven by bottom‑up fundamental stock selection. As part of the investment process, the Sub‑Advisor takes environmental, social and governance (“ESG”) factors into account through an integrated approach within the investment team’s fundamental investment analysis framework.
ESG integration is defined by the Sub‑Advisor as the systematic and explicit inclusion of material ESG factors into investment analysis and investment decisions by the Sub‑Advisor. The Sub‑Advisor’s ESG analysis framework focuses on the economic activities and operational conduct of all equity investments, and considers a range of ESG factors including, but not limited to, corporate governance, employee health and safety, human rights, and environmental management. ESG factors are used as part of the investment analysis for all equity holdings and inform the Sub‑Advisor’s opinion on ESG risk levels and whether an investment’s business model has a net benefit for society. Companies with business models that do not have a net benefit for society and have “very high” ESG risks are restricted from investment because the Sub‑Advisor views such investments as unlikely to be sustainable in the long term.
The Sub‑Advisor’s ESG integration approach incorporates proprietary ESG checklists, internal research, analysis and discussion, and ESG data from third party providers.
ESG engagement is defined by the Sub‑Advisor as the interactions between the Sub‑Advisor and current or potential investees (which may be companies and/or other stakeholders of relevance to the investees on ESG issues). ESG engagements are undertaken to gain insight and/or influence (or identify the need to influence) involving ESG practices and/or improve ESG disclosure, to the extent possible. The Sub‑Advisor undertakes engagement activities on an on‑going basis. The Sub‑Advisor also votes all proxies in accordance with its fiduciary duty.
For each of RBC Emerging Markets Equity Fund and RBC Emerging Markets Value Equity Fund, in the section entitled “More on the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks—Principal Investment Strategies,” the following is hereby added after the existing disclosure:
ESG integration is defined by the Sub‑Advisor as the systematic and explicit inclusion of material ESG factors into investment analysis and investment decisions by the Sub‑Advisor. The Sub‑Advisor’s ESG analysis framework focuses on the economic activities and operational conduct of all equity investments, and considers a range of

ESG factors including, but not limited to, corporate governance, employee health and safety, human rights, and environmental management. ESG factors are used as part of the investment analysis for all equity holdings and inform the Sub‑Advisor’s opinion on ESG risk levels and whether an investment’s business model appropriately embeds sustainability and ESG considerations. Companies with business models that have “very high” ESG risks are restricted from investment because the Sub‑Advisor views such investments as unlikely to be sustainable in the long term.
The Sub‑Advisor’s ESG integration approach includes proprietary ESG checklists, internal research, analysis and discussion, and ESG data from third party providers.
ESG engagement is defined by the Sub‑Advisor as the interactions between the Sub‑Advisor and current or potential investees (which may be companies and/or other stakeholders of relevance to the investees on ESG issues). ESG engagements are undertaken to gain insight and/or influence (or identify the need to influence) involving ESG practices and/or improve ESG disclosure, to the extent possible. The Sub‑Advisor undertakes engagement activities on an on‑going basis. The Sub‑Advisor also votes all proxies in accordance with its fiduciary duty.
For each RBC Global Opportunities Fund and RBC International Opportunities Fund, in the section entitled “More on the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks—Principal Investment Strategies,” the third paragraph is hereby deleted in its entirety and replaced with the following:
The Sub‑Advisor uses a competitive dynamics assessment which considers a company’s business model, opportunity to take market share, access to growing end‑markets, strength of management team, and fundamental valuation. The Sub‑Advisor uses a disciplined risk management process to actively manage and diversify risk exposures (such as currency, market or geography) which permits long-term returns to be predominately driven by bottom‑up fundamental stock selection. As part of the investment process, the Sub‑Advisor takes environmental, social and governance (“ESG”) factors into account through an integrated approach within the investment team’s fundamental investment analysis framework.
ESG integration is defined by the Sub‑Advisor as the systematic and explicit inclusion of material ESG factors into investment analysis and investment decisions by the Sub‑Advisor. The Sub‑Advisor’s ESG analysis framework focuses on the economic activities and operational conduct of all equity investments, and considers a range of ESG factors including, but not limited to, corporate governance, employee health and safety, human rights, and environmental management. ESG factors are used as part of the investment analysis for all equity holdings and inform the Sub‑Advisor’s opinion on ESG risk levels and whether an investment’s business model has a net benefit for society. Companies with business models that do not have a net benefit for society and have “very high” ESG risks are restricted from investment because the Sub‑Advisor views such investments as unlikely to be sustainable in the long term.

The Sub‑Advisor’s ESG integration approach incorporates proprietary ESG checklists, internal research, analysis and discussion, and ESG data from third party providers.
ESG engagement is defined by the Sub‑Advisor as the interactions between the Sub‑Advisor and current or potential investees (which may be companies and/or other stakeholders of relevance to the investees on ESG issues). ESG engagements are undertaken to gain insight and/or influence (or identify the need to influence) involving ESG practices and/or improve ESG disclosure, to the extent possible. The Sub‑Advisor undertakes engagement activities on an on‑going basis. The Sub‑Advisor also votes all proxies in accordance with its fiduciary duty.
The Fund diversifies its investments among a number of different countries throughout the world, including both developed and emerging markets. In determining whether a country is emerging or developed, the Fund may consider (i) classifications by the World Bank, the International Finance Corporation or the United Nations (and its agencies); (ii) classifications by the Fund’s index; and (iii) the International Monetary Fund’s definition and list of developing and emerging market countries.
In the section entitled “More on the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks—Additional Risks,” the following is hereby added alphabetically:
ESG Strategy Risk (All Funds). A Fund’s consideration of ESG factors could cause it to perform differently compared to funds that do not take ESG factors into account. The incorporation of ESG factors into the investment analysis which can encourage a greater emphasis on long-term performance may result in the Fund’s forgoing near-term/short-term opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so.
A company’s ESG performance or the Sub‑Advisor’s assessment of a company’s ESG performance could vary over time to reflect changes in a company’s ESG performance, which could mean that a company could move from being an investment of the Fund to being divested due to ESG concerns, or conversely change from being previously considered not suitable for investment, to becoming investable. Where companies may subsequently be considered not investable for ESG reasons, there may be a delay such that the Fund is temporarily invested in such companies as the Sub‑Advisor seeks to execute the transactions in an orderly manner to minimize the impact on the Fund. Although ESG information originates from a range of different sources, the assessment of ESG performance is ultimately subjective. As a result, there can be significant differences in interpretations of what it means for a company to qualify for investment. For instance, the Sub‑Advisor may determine that a particular security has demonstrated sufficiently improving management and/or performance practices affecting the quality of its business related to the Sub‑Advisor’s internal priority ESG considerations, such that the Sub‑Advisor considers it is suitable to invest in, while another investor may have a different view.

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